SEGMENT REPORTING	9 Months Ended
Sep. 30, 2020
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
11.	SEGMENT REPORTING

The Company has three reportable segments, namely digital entertainment, e-commerce and digital financial services. The Chief Operating Decision Maker (“CODM”) reviews the performance of each segment based on revenue and certain key operating metrics of the operations and uses these results for the purposes of allocating resources to and evaluating financial performance of each segment.

Description of Reportable Segments:

Digital entertainment – Garena’s platform offers mobile and PC online games across the region and develops mobile games for the global market. Garena is the global leader in eSports, it also provides access to other entertainment content and social features, such as live streaming of gameplay, user chat and online forums.

E-commerce – Shopee’s platform is a mobile-centric, social-focused marketplace. It provides users with a convenient, safe, and trusted shopping environment with integrated payment, logistics infrastructure and comprehensive seller services. Products from manufacturers and third parties are also purchased and sold directly to buyers on Shopee’s platform.

Digital financial services – SeaMoney provides a variety of payment services to individuals and businesses. It is an important payment infrastructure supporting the Company’s digital entertainment and e-commerce businesses. In addition, SeaMoney also integrates with third party merchant partners and covers a broad set of consumption use cases.

A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other services”.

Information about segments for the nine months ended September 30, 2019 and 2020 presented were as follows:

	For the Nine Months ended September 30, 2019
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses (1) $	Consolidated $

Revenue	731,935	531,705	6,017	128,497	–	1,398,154

Operating income (loss)	323,965	(800,340)	(65,578)	(28,710)	(90,524)	(661,187)
Non-operating loss, net						(462,204)
Income tax expense						(49,853)
Share of results of equity investees						(2,558)

Net loss						(1,175,802)

	For the Nine Months ended September 30, 2020
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses (1) $	Consolidated $

Revenue	1,322,610	1,324,934	36,432	125,138	–	2,809,114

Operating income (loss)	619,678	(974,638)	(345,179)	(34,671)	(211,190)	(946,000)
Non-operating loss, net						(55,454)
Income tax expense						(97,474)
Share of results of equity investees						(660)

Net loss						(1,099,588)

(1) Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.

Revenue from external customers is classified based on the geographical locations where the services were provided. With the continuous growth of the business, the revenue’s segment reporting was revised in the last annual consolidated financial statements to better reflect the contribution from each region.

	For the Nine Months ended September 30,
	2019	2020
	$_	$_
Revenue

Southeast Asia	885,126	1,783,037
Latin America	159,308	507,037
Rest of Asia	340,553	434,150
Rest of the world	13,167	84,890

Consolidated revenue	1,398,154	2,809,114

No single customer accounted for 10 percent or more of the Company’s total revenue for the nine months ended September 30, 2019 and 2020.